Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Common stock, Authorized	600,000	600,000
Common stock, Issued	377,619	382,619
Common stock in treasury, shares	10,752	15,739